Note 2 - Allowance For Credit Losses: Schedule of Allowance for Loan Losses (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Live Check Consumer Loans
Financing Receivable, Nonaccrual	$ 3,548,021	$ 3,964,176
Premier Consumer Loans
Financing Receivable, Nonaccrual	1,718,915	2,069,315
Other Consumer Loans
Financing Receivable, Nonaccrual	16,773,596	20,181,097
Real Estate Loans
Financing Receivable, Nonaccrual	1,320,469	1,414,443
Sales Finance Contracts
Financing Receivable, Nonaccrual	2,303,553	3,576,629
Financing Receivable, Nonaccrual	$ 25,664,554	$ 31,205,660